Fair Value Of Financial Instruments - Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other non-current liabilties:
Warrants-preferred stock (Note 11)			$ 3,899	$ 1,284
Fair Value, Recurring [Member]
Cash equivalents:
Money market accounts	$ 542,406	635,269	49,869
Total	542,406	635,269	49,869
Other non-current liabilties:
Public and Private Warrants liabilities		58,227
Warrants-preferred stock (Note 11)			3,899
Other current liabilities - Contingent consideration	5,500
Other non-current liabilities - Contingent consideration	4,300
Total	9,800	58,227	3,899
Level 1 | Fair Value, Recurring [Member]
Cash equivalents:
Money market accounts	542,406	635,269	49,869
Total	542,406	635,269	49,869
Other non-current liabilties:
Public and Private Warrants liabilities		58,227
Warrants-preferred stock (Note 11)
Total		58,227	0
Level 2 | Fair Value, Recurring [Member]
Cash equivalents:
Money market accounts		0
Total		0
Other non-current liabilties:
Public and Private Warrants liabilities		0
Total		0
Level 3 | Fair Value, Recurring [Member]
Other non-current liabilties:
Public and Private Warrants liabilities		0
Warrants-preferred stock (Note 11)			3,899
Other current liabilities - Contingent consideration	5,500
Other non-current liabilities - Contingent consideration	4,300
Total	$ 9,800	$ 0	$ 3,899